Contract assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Contract assets	R$ 9,595,006	R$ 7,210,906	R$ 7,605,061
Current	392,594	283,896
Noncurrent	R$ 9,202,412	R$ 6,927,010